Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill (Details) [Line Items]
Description of cash generating unit	●Growth rate: the rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash generating units. Management considers any potential reasonable change in the key assumptions on which the recoverable amount is based would not cause the total carrying amount to exceed the total recoverable amount of the cash generating unit. ●Expected market share: Growth of 6.2% and 3.8% for Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.) and Biokemical, respectively, in sales is consistent with the increase in population, the increase in life expectancy and the growth of the industry in Latin America. Management considers that the planned growth of market share for the next six years is reasonably achievable. ◦For Rymco, its commercial portfolio is dedicated to assist with the COVID-19 epidemic resulting in enhanced market share. Rymco offers three-layer hospital masks and has the capacity to produce more than 12 million units of masks per month, which has positively impacted market share. Lastly, purchase orders resulted in production at capacity during 2021. ●Expected gross margin: Gross margin decreased by 71.5% in 2021 when compared to 2020. Out of the mentioned decrease, 67.7% is due to Rymco.
Procaps S.A. de C.V [Member]
Goodwill (Details) [Line Items]
Annual discount rate	12.20%
Fixed annual growth rate	1.00%
Sales growth rate	6.20%
Gross margin	49.00%
Cash generated unit exceeded its carrying amount (in Dollars)	$ 10,386,000	$ 8,833,000
Biokemical S.A. de C.V. [Member]
Goodwill (Details) [Line Items]
Annual discount rate	13.30%
Fixed annual growth rate	1.00%
Sales growth rate	3.80%
Gross margin	41.40%
Cash generated unit exceeded its carrying amount (in Dollars)	$ 5,932,000	1,426,000
Rymco [Member]
Goodwill (Details) [Line Items]
Annual discount rate	11.50%
Fixed annual growth rate	3.10%
Sales growth rate	11.60%
Gross margin	18.00%
Cash generated unit exceeded its carrying amount (in Dollars)	$ 5,766	$ 4,283